SHORT-TERM AND LONG-TERM LOANS	12 Months Ended
Dec. 31, 2012
SHORT-TERM AND LONG-TERM LOANS [Abstract]
SHORT-TERM AND LONG-TERM LOANS
12.	SHORT-TERM AND LONG-TERM LOANS

The Company's short-term and long-term loans are bank borrowings as follows:

(a)	Short-term bank borrowings

	December 31,
	2011	2012
Short-term bank borrowings (a)	$64,013,835	$14,089,777
Long-term bank borrowings - current portion (b)	47,612,246	-
	$111,626,081	$14,089,777

The short-term bank borrowings outstanding as of December 31, 2011 and 2012 carried a weighted average interest rate of 2.84 % and 2.48%, respectively, per annum. The borrowing was repayable in one year of its draw-down timing. Proceeds from the short-term bank borrowings were for working capital purposes. The short-term bank borrowing bears no financial covenants nor restrictions other than pledge of the Company's assets as described below.

Short-term bank borrowing as of December 31, 2012 was denominated in HK dollars and was pledged by the Company's term deposits, which were recorded as restricted cash, of approximately $15.8 million.

(b)	Long-term bank borrowings
	December 31,
	2011	2012
Long-term bank borrowings	$47,612,246	$70,000,000
Less: current portion	(47,612,246)	-
Non-current portion	$-	$70,000,000

In April 2009, the Company entered into a 3-year loan agreement for RMB300 million with a PRC financial institution, all of which was drawn down in April 2009. The bank loan is unsecured and bears an initial interest at 5.40% per annum which will be reset annually at the then applicable benchmark rate as set by the People's Bank of China. As of December 31, 2011, applicable interest rate was 6.65% per annum. The Company repaid the bank loan in April 2012 on its due date. The local government agreed to reimburse a portion of the interest expense on the long-term bank borrowings. In 2010, the Company received RMB10 million from local government as a reimbursement of the bank loan interests incurred, which was recorded as reduction of interest expense. The Company did not receive any such reimbursement in 2011 and 2012.

In June 2012, the Company obtained a US dollar denominated bank borrowing of $20 million which is repayable in June 2014. The borrowing bears a variable interest rate of London Inter-bank Offering Rate (Libor) plus a mark-up of 2.5% per annum which will be reset quarterly in accordance with the then applicable Libor. The effective interest rate was 3.57% as of December 31, 2012. The borrowing was pledged by the Company's term deposits, which were recorded as long-term restricted cash, of $10 million.

In July 2012, the Company obtained a US dollar denominated bank borrowing of $50 million which is repayable in July 2014. The borrowing bears a variable interest rate of London Inter-bank Offering Rate (Libor) plus a mark-up of 2.2% per annum which will be reset quarterly in accordance with the then applicable Libor. The effective interest rate was 3.26% as of December 31, 2012. The borrowing was pledged by the Company's term deposits, which were recorded as long-term restricted cash, of approximately $53.8 million.